Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Supplement [Text Block]	ddmt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Strategic High Yield Tax-Free Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus.

SHAREHOLDER FEES (paid directly from your investment)

	A	C	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	2.75	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	1.00	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	20	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	C	INST	S
Management fee	0.44	0.44	0.44	0.44
Distribution/service (12b-1) fees	0.25	1.00	None	None
Interest expense	0.04	0.04	0.04	0.04
Other expenses	0.22	0.23	0.22	0.33
Total other expenses	0.26	0.27	0.26	0.37
Total annual fund operating expenses	0.95	1.71	0.70	0.81
Fee waiver/expense reimbursement	0.06	0.07	0.06	0.17
Total annual fund operating expenses after fee waiver/expense reimbursement	0.89	1.64	0.64	0.64

The Advisor has contractually agreed through September 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.85%, 1.60%, 0.60% and 0.60% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	C	INST	S
1	$363	$267	$65	$65
3	564	532	218	242
5	780	922	384	433
10	1,404	2,014	865	986

You would pay the following expenses if you did not redeem your shares:

Years	A	C	INST	S
1	$363	$167	$65	$65
3	564	532	218	242
5	780	922	384	433
10	1,404	2,014	865	986

DWS Strategic High Yield Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ddmt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Strategic High Yield Tax-Free Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus.

SHAREHOLDER FEES (paid directly from your investment)

	A	C	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	2.75	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	1.00	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	20	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	C	INST	S
Management fee	0.44	0.44	0.44	0.44
Distribution/service (12b-1) fees	0.25	1.00	None	None
Interest expense	0.04	0.04	0.04	0.04
Other expenses	0.22	0.23	0.22	0.33
Total other expenses	0.26	0.27	0.26	0.37
Total annual fund operating expenses	0.95	1.71	0.70	0.81
Fee waiver/expense reimbursement	0.06	0.07	0.06	0.17
Total annual fund operating expenses after fee waiver/expense reimbursement	0.89	1.64	0.64	0.64

The Advisor has contractually agreed through September 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.85%, 1.60%, 0.60% and 0.60% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	C	INST	S
1	$363	$267	$65	$65
3	564	532	218	242
5	780	922	384	433
10	1,404	2,014	865	986

You would pay the following expenses if you did not redeem your shares:

Years	A	C	INST	S
1	$363	$167	$65	$65
3	564	532	218	242
5	780	922	384	433
10	1,404	2,014	865	986

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br />(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.85%, 1.60%, 0.60% and 0.60% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
DWS Strategic High Yield Tax-Free Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.44%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest expense	rr_Component1OtherExpensesOverAssets	0.04%
Other expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 363
3 Years	rr_ExpenseExampleYear03	564
5 Years	rr_ExpenseExampleYear05	780
10 Years	rr_ExpenseExampleYear10	1,404
1 Year	rr_ExpenseExampleNoRedemptionYear01	363
3 Years	rr_ExpenseExampleNoRedemptionYear03	564
5 Years	rr_ExpenseExampleNoRedemptionYear05	780
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,404
DWS Strategic High Yield Tax-Free Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.44%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest expense	rr_Component1OtherExpensesOverAssets	0.04%
Other expenses	rr_Component3OtherExpensesOverAssets	0.23%
Total other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.64%
1 Year	rr_ExpenseExampleYear01	$ 267
3 Years	rr_ExpenseExampleYear03	532
5 Years	rr_ExpenseExampleYear05	922
10 Years	rr_ExpenseExampleYear10	2,014
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	532
5 Years	rr_ExpenseExampleNoRedemptionYear05	922
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,014
DWS Strategic High Yield Tax-Free Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.44%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest expense	rr_Component1OtherExpensesOverAssets	0.04%
Other expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	865
1 Year	rr_ExpenseExampleNoRedemptionYear01	65
3 Years	rr_ExpenseExampleNoRedemptionYear03	218
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 865
DWS Strategic High Yield Tax-Free Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.44%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest expense	rr_Component1OtherExpensesOverAssets	0.04%
Other expenses	rr_Component3OtherExpensesOverAssets	0.33%
Total other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	242
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	986
1 Year	rr_ExpenseExampleNoRedemptionYear01	65
3 Years	rr_ExpenseExampleNoRedemptionYear03	242
5 Years	rr_ExpenseExampleNoRedemptionYear05	433
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 986